SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Oct. 31, 2014	Apr. 30, 2014
Schedule of computation of basic and diluted earnings per share [Table Text Block]
	Six Months Ended October 31,
	2014	2013

Net Income (loss) applicable to Common Shares	$(199,280)	$(86,164)

Weighted average common shares
Outstanding (Basic)	29,768,750	29,723,913
Options	-	-
Warrants	-	-
Weighted average common shares
Outstanding (Diluted)	29,768,750	29,723,913

Net loss per share (Basic and Diluted)	$(0.01)	$(0.00)

	Year Ended April 30,
	2014	2013

Net loss applicable to Common Shares	$(806,737)	$(41,727)

Weighted average common shares outstanding (Basic)	29,746,147	29,218,750
Options	-	-
Warrants	-	-

Weighted average common shares outstanding (Diluted)	29,746,147	29,218,750

Net loss per share (Basic and Diluted)	$(0.027)	$(0.001)